LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
LOSS PER SHARE

14.

LOSS PER SHARE

Basic and diluted loss per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Loss for the year:
From continuing operations	(6,179)	(6,176)	(5,645)	(810)
From discontinued operations	(23,817)	—	—	—

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916	24,910,916

Loss per share:
Basic and diluted:
From continuing operations	(0.25)	(0.25)	(0.23)	(0.03)
From discontinued operations	(0.95)	—	—	—
Net loss per share	(1.20)	(0.25)	(0.23)	(0.03)

The Company did not have any potential diluted shares throughout the years presented above. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts.